Taxation - Factors affecting tax expense (Details) - EUR (€) € in Millions	12 Months Ended
	Mar. 31, 2019	Mar. 31, 2018	Mar. 31, 2017
Reconciliation of accounting profit multiplied by applicable tax rates [abstract]
Continuing (loss)/profit before tax as shown in the consolidated income statement	€ (2,613)	€ 3,878	€ 2,792
Aggregated expected income tax (credit)/expense	(457)	985	795
Impairment losses with no tax effect	807
Disposal of Group investments		55	(271)
Effect of taxation of associates and joint ventures, reported within profit before tax	262	90	23
(Recognition)/derecognition of deferred tax assets for losses in Luxembourg and Spain	1,186	(1,583)	1,603
Deferred tax following revaluation of investments in Luxembourg	(488)	(330)	(329)
Previously unrecognised temporary differences we expect to use in the future			(15)
Previously unrecognised temporary differences utilised in the year		(29)	(11)
Current year temporary differences (including losses) that we currently do not expect to use	78	20	139
Adjustments in respect of prior year tax liabilities	(94)	(244)	(107)
Revaluation of assets for tax purposes			(39)
Impact of tax credits and irrecoverable taxes	79	93	98
Deferred tax on overseas earnings	(39)	24	26
Effect of current year changes in statutory tax rates on deferred tax balances	(2)	(44)	2,755
Financing costs not deductible for tax purposes	67	23	25
Expenses not deductible (income not taxable) for tax purposes	97	61	72
Total income tax (credit)/expense	1,496	(879)	4,764
Vodafone Idea
Reconciliation of accounting profit multiplied by applicable tax rates [abstract]
Deferred tax on overseas earnings	€ 42	€ (15)	€ (95)